Investment Securities and Mortgage-Backed Securities (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	$ 27,632,579	$ 59,127,756
Less than 12 Months, Unrealized Losses	(145,893)	(2,700,403)
More than 12 Months, Fair Value	22,444,049	12,270,269
More than 12 Months, Unrealized Losses	(1,671,389)	(1,855,572)
Total Fair Value	50,076,628	71,398,025
Unrealized Losses	(1,817,282)	(4,555,975)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	9,010,854	109,879,721
Less than 12 Months, Unrealized Losses	(125,210)	(2,303,591)
More than 12 Months, Fair Value	12,518,636	4,152,601
More than 12 Months, Unrealized Losses	(300,902)	(54,909)
Total Fair Value	21,529,490	114,032,322
Unrealized Losses	(426,112)	(2,358,500)
U. S. Agencies
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	999,103	16,496,373
Less than 12 Months, Unrealized Losses	(897)	(1,501,652)
More than 12 Months, Fair Value	6,857,635	931,783
More than 12 Months, Unrealized Losses	(142,365)	(68,218)
Total Fair Value	7,856,738	17,428,156
Unrealized Losses	(143,262)	(1,569,870)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value		36,271,274
Less than 12 Months, Unrealized Losses		(706,007)
More than 12 Months, Fair Value		4,152,601
More than 12 Months, Unrealized Losses		(54,909)
Total Fair Value		40,423,875
Unrealized Losses		(760,916)
Corporate
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	9,236,681	14,953,985
Less than 12 Months, Unrealized Losses	(48,724)	(707,302)
More than 12 Months, Fair Value	10,552,356	9,099,581
More than 12 Months, Unrealized Losses	(1,458,881)	(1,737,501)
Total Fair Value	19,789,037	24,053,566
Unrealized Losses	(1,507,605)	(2,444,803)
Asset-backed securities
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	3,789,356	3,836,325
Less than 12 Months, Unrealized Losses	(35,320)	(112,037)
More than 12 Months, Fair Value	0	0
More than 12 Months, Unrealized Losses	0	0
Total Fair Value	3,789,356	3,836,325
Unrealized Losses	(35,320)	(112,037)
Trust preferred securities
Available-for-sale securities in a continuous unrealized loss position
More than 12 Months, Fair Value			1,174,155
State and municipal
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	563,220	4,233,337
Less than 12 Months, Unrealized Losses	(704)	(59,993)
More than 12 Months, Fair Value	0	0
More than 12 Months, Unrealized Losses	0	0
Total Fair Value	563,220	4,233,337
Unrealized Losses	(704)	(59,993)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	2,285,253	16,894,948
Less than 12 Months, Unrealized Losses	(4,307)	(258,743)
More than 12 Months, Fair Value	822,047	0
More than 12 Months, Unrealized Losses	(2,602)	0
Total Fair Value	3,107,300	16,894,948
Unrealized Losses	(6,909)	(258,743)
Small Business Administration
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	0	725,016
Less than 12 Months, Unrealized Losses	0	(483)
More than 12 Months, Fair Value	3,785	4,240
More than 12 Months, Unrealized Losses	(15)	(5)
Total Fair Value	3,785	729,256
Unrealized Losses	(15)	(488)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value		9,738,267
Less than 12 Months, Unrealized Losses		(100,735)
More than 12 Months, Fair Value		0
More than 12 Months, Unrealized Losses		0
Total Fair Value		9,738,267
Unrealized Losses		(100,735)
Fannie Mae
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	5,393,334	10,624,126
Less than 12 Months, Unrealized Losses	(15,939)	(221,682)
More than 12 Months, Fair Value	2,002,160	0
More than 12 Months, Unrealized Losses	(23,185)	0
Total Fair Value	7,395,494	10,624,126
Unrealized Losses	(39,124)	(221,682)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	2,361,200	23,040,590
Less than 12 Months, Unrealized Losses	(22,823)	(828,253)
More than 12 Months, Fair Value	9,458,829	0
More than 12 Months, Unrealized Losses	(248,375)	0
Total Fair Value	11,820,029	23,040,590
Unrealized Losses	(271,198)	(828,253)
Freddie Mac
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	5,566,824	4,636,401
Less than 12 Months, Unrealized Losses	(33,324)	(13,370)
More than 12 Months, Fair Value	0	0
More than 12 Months, Unrealized Losses	0	0
Total Fair Value	5,566,824	4,636,401
Unrealized Losses	(33,324)	(13,370)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	733,668	15,533,790
Less than 12 Months, Unrealized Losses	(3,426)	(187,092)
More than 12 Months, Fair Value	2,237,760	0
More than 12 Months, Unrealized Losses	(49,925)	0
Total Fair Value	2,971,428	15,533,790
Unrealized Losses	(53,351)	(187,092)
Government National Mortgage Assoc.
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	2,084,061	1,912,580
Less than 12 Months, Unrealized Losses	(10,985)	(39,054)
More than 12 Months, Fair Value	3,028,113	2,234,665
More than 12 Months, Unrealized Losses	(46,943)	(49,848)
Total Fair Value	5,112,174	4,147,245
Unrealized Losses	(57,928)	(88,902)
Held-to-maturity securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	3,630,733	8,400,852
Less than 12 Months, Unrealized Losses	(94,654)	(222,761)
More than 12 Months, Fair Value	0	0
More than 12 Months, Unrealized Losses	0	0
Total Fair Value	3,630,733	8,400,852
Unrealized Losses	(94,654)	(222,761)
Collateralized mortgage obligations
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value		335,098
Less than 12 Months, Unrealized Losses		(3,037)
More than 12 Months, Fair Value		0
More than 12 Months, Unrealized Losses		0
Total Fair Value		335,098
Unrealized Losses		(3,037)
Private placement mortgage obligation
Available-for-sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value		1,374,515
Less than 12 Months, Unrealized Losses		(41,793)
More than 12 Months, Fair Value		0
More than 12 Months, Unrealized Losses		0
Total Fair Value		1,374,515
Unrealized Losses		$ (41,793)